Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Retained Earnings (accumulated deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Equity Attributable to Stratasys Ltd. [Member]	Non-controlling Interest [Member]
Beginning Balance at Dec. 31, 2012	$ 1,572,156	$ 101	$ 1,459,294	$ 112,503	$ (238)	$ 1,571,660	$ 496
Beginning Balance (in shares) at Dec. 31, 2012		38,372
Issuance of shares in connection with stock-based compensation plans	12,451	$ 4	12,447			12,451
Issuance of shares in connection with stock-based compensation plans (in shares)		1,742
Tax benefit from stock-based compensation plans and warrant	643		643			643
Stock-based compensation	24,262		24,262			24,262
Issuance of shares in connection with public offering	463,908	$ 15	463,893			463,908
Issuance of shares in connection with public offering (in shares)		5,175
Issuance of shares in connection with acquisitions	453,217	$ 13	453,204			453,217
Issuance of shares in connection with acquisitions (in shares)		3,922
Acquisition of non-controlling interests	(2,132)		$ (1,546)			(1,546)	$ (586)
Comprehensive income (loss)	(24,718)			$ (26,954)	$ 2,146	(24,808)	$ 90
Ending Balance at Dec. 31, 2013	2,499,787	$ 133	$ 2,412,197	$ 85,549	$ 1,908	2,499,787
Ending Balance (in shares) at Dec. 31, 2013		49,211
Issuance of shares in connection with stock-based compensation plans	7,906	$ 2	7,904			7,906
Issuance of shares in connection with stock-based compensation plans (in shares)		558
Stock-based compensation	30,207		30,207			30,207
Issuance of shares in connection with acquisitions	117,845	$ 4	$ 117,841			$ 117,845
Issuance of shares in connection with acquisitions (in shares)		1,154
Non-controlling interests arising from acquisitions	519						$ 519
Comprehensive income (loss)	(125,025)			$ (119,420)	$ (5,555)	$ (124,975)	(50)
Ending Balance at Dec. 31, 2014	2,531,239	$ 139	$ 2,568,149	$ (33,871)	$ (3,647)	2,530,770	$ 469
Ending Balance (in shares) at Dec. 31, 2014		50,923
Issuance of shares in connection with stock-based compensation plans	2,871		2,871			2,871
Issuance of shares in connection with stock-based compensation plans (in shares)		260
Stock-based compensation	30,010		30,010			30,010
Tax deficit from stock-based compensation plans	(1,706)		(1,706)			(1,706)
Issuance of shares for settlements of obligations in connection with acquisitions and other related items, net	8,435	$ 2	8,433			8,435
Issuance of shares for settlements of obligations in connection with acquisitions and other related items, net (in shares)		899
Adjustment to redemption value of redeemable non-controlling interests	(1,800)		$ (1,800)			(1,800)
Comprehensive income (loss)	(1,380,248)			$ (1,372,835)	$ (7,127)	(1,379,962)	$ (286)
Ending Balance at Dec. 31, 2015	$ 1,188,801	$ 141	$ 2,605,957	$ (1,406,706)	$ (10,774)	$ 1,188,618	$ 183
Ending Balance (in shares) at Dec. 31, 2015		52,082